Related Parties - Summary of Remuneration of Key Management Personnel (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Remuneration Of Key Management Personnel [abstract]
Short-term benefits	[1]	$ 9.0	$ 10.0
Share based payment		3.2	3.3
Labor contract termination		1.2	1.0
Total		$ 13.4	$ 14.3

[1]	Includes wages, salaries, profit sharing, bonuses and indemnities.